10. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions Details Narrative
Advances from related party		$ 5,700
Security deposit on behalf of an affiliate		137,547
Payment for legal fess on behalf of affiliate		563,380
Bad debt expense		563,380
Settlement of liabilities	$ 2,284,511